Financial assets, liabilities and financial results (telecom activities) - Financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	€ 297	€ 656	€ 900
Non-current financial assets	1,036	977	950
Non-current derivatives assets	956	1,458	683
Current financial assets related to Mobile Financial Services activities	3,184	2,742	2,381
Current financial assets	2,713	4,541	2,313
Current derivatives assets	37	112	7
Cash and cash equivalents	5,618	6,004	8,621	€ 8,145	€ 427
Financial assets	13,841	16,489	15,855
Non-current financial liabilities related to Mobile Financial Services activities	73	82	0
Non-current financial liabilities	30,535	31,930	31,922
Non-current derivatives liabilities	225	397	220
Current financial liabilities related to Mobile Financial Services activities	3,073	3,034	3,161
Current financial liabilities	5,451	4,702	3,421
Current derivatives liabilities	40	51	124
Financial liabilities	39,396	40,196	38,848
Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	367	772	900
Non-current financial liabilities related to Mobile Financial Services activities	119	171	86
Current financial liabilities related to Mobile Financial Services activities	3,074	3,034	3,161
Operating segments | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,063	1,004	977
Non-current derivatives assets	886	1,342	682
Current financial assets	2,713	4,541	2,313
Current derivatives assets	37	112	7
Cash and cash equivalents	5,504	5,846	8,188	7,891	249
Financial assets	10,204	12,846	12,168
Non-current financial liabilities	30,535	31,930	31,922
Non-current derivatives liabilities	205	335	161
Current financial liabilities	5,458	4,708	3,426
Current derivatives liabilities	40	51	124
Financial liabilities	36,238	37,024	35,633
Operating segments | Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	297	656	900
Non-current derivatives assets	70	116
Current financial assets related to Mobile Financial Services activities	3,192	2,747	2,385
Cash and cash equivalents	113	158	433	€ 254	€ 177
Financial assets	3,672	3,677	3,719
Non-current financial liabilities related to Mobile Financial Services activities	100	109	28
Non-current derivatives liabilities	19	62	59
Current financial liabilities related to Mobile Financial Services activities	3,073	3,034	3,161
Financial liabilities	3,193	3,205	3,247
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)	(27)	(27)
Current financial assets related to Mobile Financial Services activities	(7)	(6)	(4)
Financial assets	(35)	(33)	(32)
Non-current financial liabilities related to Mobile Financial Services activities	(27)	(27)	(27)
Current financial liabilities	(7)	(6)	(4)
Financial liabilities	€ (35)	€ (33)	€ (32)